Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and Equipment, Net
5.	Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2023	2022
Land	$6,964	$2,157
Buildings	49,551	32,723
Machinery and equipment	22,050	34,396
Computer and software	20,846	20,590
Leasehold improvements	7,951	8,515
Capitalized software	31,528	28,784
Furniture and fixtures	3,784	3,812
Construction in progress(1)	1,756	1,423
	144,430	132,400
Accumulated depreciation and amortization	(82,951)	(87,325)
Property and equipment, net	$61,479	$45,075

(1)	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property and equipment upon completion.

Depreciation and amortization expense associated with property and equipment was $13.0 million, $11.0 million and $10.8 million for the years ended December 31, 2023, 2022 and 2021, respectively.